Investments in Associates and Joint Ventures - Summary of Investments in AFPI (Detail) - AF Payments, Inc. [Member] - Smart Communications, Inc. [Member] - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares	625.7	625.7
Preferred Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares	194.3	124.3